Share-based Compensation - Summary of Share Option Activity (Detail) - 2016 Plan [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance	12,055,912	15,213,515
Number of shares, Granted	878,125	3,142,500		15,299,019
Number of shares, Exercised	(797,463)	(6,155,477)
Number of shares, Forfeited	(1,066,563)	(144,626)
Number of shares, Ending balance	11,070,011	12,055,912	15,213,515
Number of shares, Vested and expected to vest	10,354,374
Number of shares, Exercisable	7,187,511
Weighted average grant date fair value, Beginning balance	¥ 19.87	¥ 29.53
Weighted average grant date fair value, Granted	14.51	44.27
Weighted average grant date fair value, Exercised	13.45	54.72
Weighted average grant date fair value, Forfeited	52.22	83.44
Weighted average grant date fair value, Ending balance	16.79	¥ 19.87	¥ 29.53
Weighted average grant date fair value, Vested and expected to vest	33.42
Weighted average grant date fair value, Exercisable	¥ 31.61
Weighted average remaining contractual term, Outstanding	7 years 3 months 21 days	8 years 2 months 4 days	8 years 4 months 17 days
Weighted average remaining contractual term, Vested and expected to vest	7 years 3 months 21 days
Weighted average remaining contractual term, Exercisable	6 years 7 months 2 days
Aggregate Intrinsic Value, Outstanding	¥ 99,672,691	¥ 578,275,151	¥ 424,630,143
Aggregate Intrinsic Value, Vested and expected to vest	93,229,202
Aggregate Intrinsic Value, Exercisable	¥ 64,715,253